Consolidated statement of changes in equity - SEK (kr) kr in Millions		Total	Capital stock [member]	Additional paid in capital [member]	Other reserves [member]	Retained earnings [member]	Stockholder's equity [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2020		kr 85,177	kr 16,672	kr 24,731	kr (2,689)	kr 47,960	kr 86,674	kr (1,497)
Net income (loss)		22,980				22,694	22,694	286
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of defined benefit pension plans including asset ceiling		3,537				3,532	3,532	5
Revaluation of borrowings due to change in credit risk		31			31		31
Cash flow hedge reserve
Tax on items that will not be reclassiﬁed to proﬁt or loss		(682)			(6)	(675)	(681)	(1)
Cash flow hedge reserve
Gains/losses arising during the period		(542)			(542)		(542)
Reclassification to profit and loss		(96)			(96)		(96)
Translation reserves
Changes in translation reserves		3,342			3,556		3,556	(214)
Reclassification to profit and loss		46			46		46
Share of other comprehensive income of JV and associated companies		28			28		28
Tax on items that have been or may be reclassiﬁed to proﬁt or loss		126			126		126
Other comprehensive income (loss), net of tax		5,790			3,143	2,857	6,000	(210)
Total comprehensive income (loss)		28,770			3,143	25,551	28,694	76
Transactions with owners
Sale of own shares		42				42	42
Long-term variable compensation plans		93				93	93
Dividends paid		(6,889)				(6,658)	(6,658)	(231)
Transactions with non-controlling interest		(94)				(70)	(70)	(24)
Ending balance at Dec. 31, 2021		107,099	16,672	24,731	454	66,918	108,775	(1,676)
Net income (loss)		19,112	0	0	0	18,724	18,724	388
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of defined benefit pension plans including asset ceiling		10,669	0	0	0	10,654	10,654	15
Revaluation of borrowings due to change in credit risk		1,030	0	0	1,030	0	1,030	0
Cash flow hedge reserve
Gains/losses arising during the period		3,703	0	0	3,703	0	3,703	0
Transfer to goodwill		(3,677)			(3,677)		(3,677)
Tax on items that will not be reclassiﬁed to proﬁt or loss		(3,067)	0	0	(970)	(2,093)	(3,063)	(4)
Cash flow hedge reserve
Gains/losses arising during the period		(701)	0	0	(701)	0	(701)	0
Reclassification to profit and loss		280	0	0	280	0	280	0
Translation reserves
Changes in translation reserves		7,130	0	0	7,273	0	7,273	(143)
Reclassification to profit and loss		(85)	0	0	(85)	0	(85)	0
Share of other comprehensive income of JV and associated companies		49	0	0	49	0	49	0
Tax on items that have been or may be reclassiﬁed to proﬁt or loss		87	0	0	87	0	87	0
Other comprehensive income (loss), net of tax		15,418	0	0	6,989	8,561	15,550	(132)
Total comprehensive income (loss)		34,530	0	0	6,989	27,285	34,274	256
Transfer to retained earnings		0	0	0	758	(758)	0	0
Transactions with owners
Long-term variable compensation plans		89	0	0	0	89	89	0
Dividends paid		(8,415)	0	0	0	(8,325)	(8,325)	(90)
Transactions with non-controlling interest		1	0	0	0	1	1	0
Ending balance at Dec. 31, 2022		133,304	16,672	24,731	8,201	85,210	134,814	(1,510)
Net income (loss)		(26,104)	0	0	0	(26,446)	(26,446)	342
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of defined benefit pension plans including asset ceiling		905	0	0	0	906	906	(1)
Revaluation of borrowings due to change in credit risk		(667)	0	0	(667)	0	(667)	0
Cash flow hedge reserve
Transfer to goodwill					0
Tax on items that will not be reclassiﬁed to proﬁt or loss		(114)	0	0	137	(251)	(114)	0
Cash flow hedge reserve
Gains/losses arising during the period		754	0	0	754	0	754	0
Reclassification to profit and loss		1,090	0	0	1,090	0	1,090	0
Translation reserves
Changes in translation reserves	[1]	(2,375)	0	0	(2,425)	0	(2,425)	50
Reclassification to profit and loss	[1]	59	0	0	59	0	59	0
Share of other comprehensive income of JV and associated companies		(10)	0	0	(10)	0	(10)	0
Tax on items that have been or may be reclassiﬁed to proﬁt or loss		(380)	0	0	(380)	0	(380)	0
Other comprehensive income (loss), net of tax		(738)	0	0	(1,442)	655	(787)	49
Total comprehensive income (loss)		(26,842)	0	0	(1,442)	(25,791)	(27,233)	391
Transfer to retained earnings					0
Transactions with owners
Share issue, net		50	50	0	0	0	50	0
Repurchase of own shares		(50)	0	0	0	(50)	(50)	0
Long-term variable compensation plans		82	0	0	0	82	82	0
Dividends paid	[2]	(9,104)	0	0	0	(8,991)	(8,991)	(113)
Transactions with non-controlling interest		(32)	0	0	0	1	1	(33)
Ending balance at Dec. 31, 2023		kr 97,408	kr 16,722	kr 24,731	kr 6,759	kr 50,461	kr 98,673	kr (1,265)

[1]	Changes in translation reserves include changes regarding translation of goodwill in local currency of SEK –77 million (SEK 5,070 million in 2022 and SEK 2,646 million in 2021), and realized gains/losses net from divested/liquidated companies, SEK 59 million (SEK –85 million in 2022 and SEK 46 million in 2021).
[2]	Dividends paid per share amounted to SEK 2.70 (SEK 2.50 in 2022 and SEK 2.00 in 2021).